Convertible Debentures	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Convertible Debentures
NOTE 10
-
CONVERTIBLE
DEBENTURES

a) 2019 Convertible
debentures
	March 31, 2022	December 31, 2021
Opening balance	$22,380,649	$19,767,472
Interest paid	(586,438)	(2,345,750)
Accreted interest at effective interest rate	1,323,651	4,958,927
Carrying amount of liability component	$23,117,862	$22,380,649
Less: interest payable	(195,479)	(195,479)
Total - current	$22,922,383	$22,185,170
The Company completed a private placement offering of convertible unsecured subordinated debentures (the “2019 Debentures”) for total aggregate gross proceeds of $23,507,500 in J
u
ly 2019. The 2019 Debentures bear interest at a rate of 10% per annum, paid quarterly, and mature on June 30, 2022, at which time the principal amount of $23,457,500 and any unpaid interest is repayable in cash if the 2019 Debentures have not been converted at the option of the holder or otherwise extinguished.

The principal amount of the 2019 Debentures is convertible into 1,563,833 units of the Company at the option of the holder at a conversion price of $15.00 per unit. Each unit is comprised of one common share and one share purchase warrant. If the debentures are converted, each warrant is exercisable to acquire one common share at an exercise price of $22.50 until June 2024.

b)	2021 Convertible debentures

	March 31, 2022	December 31, 2021
2021 Convertible debenture liability	$70,542	$69,034
2021 Convertible debenture embedded derivative	40,869	41,506
Total - non-current	$111,411	$110,540

Note 14(b) to the 2021 Annual Financial Statements describes the transactions associated with the Company’s issuance and subsequent conversion of the majority of the 2021 Debentures. At December 31, 2021, there was only one remaining c
onvertible debenture outstanding in the principal amount of U$75,000 which matures Jan
u
a
r
y 2024,
bears interest at 8% per annum and is convertible to the Company’s equity at a conversion price of $5.75 (US$4.59).
Interest is due and paid in cash on a quarterly basis.

NOTE 14 – CONVERTIBLE DEBENTURES

	December 31, 2021	December 31, 2020

2019 Convertible debentures liability (a)	$22,185,170	$19,534,988

2021 Convertible debentures liability (b)	69,034	–

2021 Convertible debentures embedded derivative (b)	41,506	–

Total	$22,295,710	$19,534,988

Current debentures	$22,185,170	$–

Non-current debentures	110,540	19,534,988

	$22,295,710	$19,534,988

a)	2019 Convertible debentures

	December 31, 2021	December 31, 2020

Opening balance	$19,767,472	$17,753,016

Conversion of debentures into common shares	–	(50,000)

Interest paid	(2,345,750)	(2,345,750)

Accreted interest at effective interest rate	4,958,927	4,410,206

Carrying amount of liability component	$22,380,649	$19,767,472

Less: interest payable	(195,479)	(232,484)

Total	$22,185,170	$19,534,988
In July 2019, the Company completed a private placement offering of convertible unsecured subordinated debentures (the “2019 Debentures”) for total aggregate gross proceeds of $23,507,500 and net cash proceeds of $22,865,049.
The 2019 Debentures bear interest at a rate of 10% per annum, paid quarterly, and mature on May 31, 2022, at which time the outstanding principal amount of $23,457,500 and any unpaid interest is repayable in cash if the 2019 Debentures have not been converted at the option of the holder or otherwise extinguished.
The principal amount of the 2019 Debentures is convertible into 1,563,833 units of the Company at the option of the holder at any time prior to maturity at a conversion price of $15.00 per unit. Each unit is comprised of one common share and one share purchase warrant. Each warrant is exercisable to acquire one common share at an exercise price of $22.50 until June 2024.

b)	2021 Convertible debentures
Issuance of Convertible Debentures
On December 7, 2020, the Company commenced efforts to raise an aggregate of US$10,000,000 through a private placement offering (the “Offering”) of convertible unsecured subordinated debentures (the “2021 Debentures”) at a price of US$100 per debenture. At December 31, 2020, total proceeds of $5,285,997 (US$4,146,825) had been received associated with two tranches of the Offering; however, as the debenture certificates were not yet issued the proceeds were recorded as other liabilities in the consolidated statement of financial position at December 31, 2020 (Note 16).
The Offering closed in six tranches between December 7, 2020 and May 25, 2021 with total gross proceeds of $11,328,870 (US$8,884,000). Each tranche had a specific maturity date and USD conversion price which was set at the date of close. The conversion prices ranged between $4.11 (US$3.42) and $8.28 (US$6.60) depending on the tranche.
Up until the date of conversion as described below under
Conversion of Convertible Debentures
, the maturity date of the 2021 Debentures was 36 months following the closing date of the applicable tranche. The principal amounts of the 2021 Debentures were convertible into common shares at the option of the holder at any time prior to maturity at the calculated conversion price stated in the debenture. The 2021 Debentures bore interest at 8% per annum, payable, at the option of the Company, in cash or common shares of the Company calculated in accordance with the debenture agreement which considered such factors as the price of the common stock on the TSX.V converted into USD at the date of record. The Company elected to pay all accrued interest in common shares which were issued on the conversion date.
On initial recognition, the 2021 Debentures included a host liability and embedded derivative conversion option. The fair value of the embedded derivative was determined first, with the residual amount of the total fair value of the convertible debentures allocated to the host liability. The host liability was classified as a financial liability recognized at amortized cost and the embedded derivative conversion option was an embedded derivative classified as fair value through profit or loss (“FVTPL”). The fair value measurement is further described in Note 26(b) - Financial Instruments under
Valuation methodologies used in the measurement of fair value for Level 3 financial liabilities.
Conversion of Convertible Debentures
On July 12, 2021, the Company announced that it had entered into Debt Conversion and Exchange Agreements (“Conversion Agreements”) with holders of more than 99.2% of the outstanding principal amount of the 2021 Debentures subject to a number of conditions including TSX.V approval. The Conversion Agreements provided for certain changes in terms including a reduced conversion price on certain tranches of the 2021 Debentures and the addition of a common share purchase warrant for each common share to be issued upon conversion.
On August 13, 2021, the Company received TSX.V approval and issued an aggregate of 2,107,787 common shares and 2,107,787 common share purchase warrants (Note 19(a)) to extinguish 99.2% of the principal and accrued interest thereon to the date of the Conversion Agreements.
The following reconciliation includes: (a) the original issuance of and accounting for the convertible debentures up to July 12, 2021; (b) the derecognition of the host liability and embedded derivative on July 12, 2021 as the change in terms of the agreement was determined to be a substantial modification and resulted in recognition of a new financial liability at this date; (c) the extinguishment of the amount due under the 2021 Debentures on August 13, 2021 in exchange for common shares and warrants; and (d) the accounting for the remaining debenture which was not converted. The warrants issued continue to be financial liabilities of the Company as further described in Note 15.

December 31, 2021

Proceeds from issue of convertible debentures	$11,328,870

Fair value adjustments (Note 23)	1,615,102

Total fair value of convertible debentures	12,943,972

Less: fair value of embedded derivative	(5,060,776)

Less: transaction costs 1	(660,604)

Carrying value of liability at inception	7,222,592

Interest expense associated with liability	813,615

Debt extinguishment, including interest payable	(7,735,230)

Foreign exchange adjustments	(224,286)

76,691

Less: accrued interest included in accrued liabilities	(7,657)

Carrying value of liability at end of period 2	$69,034

1
Total transaction costs were $1,061,854 which include cash compensation paid to brokers and the value of 115,760 broker warrants issued. Transaction costs of $401,250 allocated to the embedded derivative portion of the convertible debentures were expensed in finance costs in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2021.

2	Convertible debt in the principal amount of US$75,000 which matures January 2024, bears interest at 8% per annum and is convertible to the Company’s shares at a conversion price of $5.84 (US$4.59).

December 31, 2021

Fair value of embedded derivative at inception	$5,060,776

Fair value decrease 1	(784,261)

Derecognition of embedded derivative on conversion	(4,214,198)

Foreign exchange adjustments	(20,811)

Balance, embedded derivative	$41,506

1
The fair value of the embedded derivative is remeasured at the end of each reporting period and on conversion and recognized in fair value (gain) loss on derivatives in the consolidated statements of loss and comprehensive loss (Note 23).